Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | U.S. Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	73.80%
Class A | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
Class C | U.S. Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	73.80%
Class C | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
Class R | U.S. Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	73.80%
Class R | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
Class R6 | U.S. Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	73.80%
Class R6 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%